Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by the Dodd-Frank Act and the SEC’s implementing rules, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain measures of financial performance. CAP is calculated in accordance with SEC rules and does not reflect the actual amount of compensation earned or paid during the applicable year. For further information concerning the Company’s compensation philosophy and how the Company seeks to align executive compensation with its performance, see the “Compensation Discussion and Analysis” section above.

The following table sets forth, for each of the fiscal years ended September 30, 2024, 2023, 2022, 2021 and 2020, the total compensation, as reported in the “Summary Compensation Table” (“SCT”), of our principal executive officer (“PEO”) and, on average, of our NEOs other than the PEO (the “Non-PEO NEOs”), as well as the CAP to our PEO and average CAP to the Non-PEO NEOs. The table also provides information on our total stockholder return (“TSR”) and the TSR of our selected peer group, our net income, and our basic earnings per share (“EPS”), which represents our company-selected measure per SEC rules.

			Average SCT	Average CAP	Year-end value of $100 invested on 09/30/19		Net Income
Fiscal Year	SCT Total for PEO(1)	CAP to PEO(2)	Total for Non- PEO NEOs(1)	to Non-PEO NEOs(2)	CFFN TSR(3)	Peer TSR(4)	(loss) (in millions)(5)	EPS(6)
2024	$1,014,121	$1,014,121	$392,839	$392,839	$59.46	$146.57	$38.0	$0.29
2023	862,031	862,031	367,967	355,507	45.68	99.42	(101.7)	(0.76)
2022	1,284,006	1,284,006	488,523	483,535	73.08	102.63	84.5	0.62
2021	1,187,578	1,187,578	452,315	464,816	94.25	133.58	76.1	0.56
2020	950,448	950,448	368,794	343,636	70.83	73.42	64.5	0.47

(1)

Mr. Dicus served as our PEO for all fiscal years shown.

The Non-PEO NEOs for fiscal year 2024 include Messrs. Townsend and Jackson, Ms. Haag and Mr. Barry. The Non-PEO NEOs for fiscal year 2023 include Messrs. Townsend, Jackson, Robert D. Kobbeman and Willliam J. Skrobacz, Jr. The Non-PEO NEOs for fiscal years 2022, 2021 and 2020 include Messrs. Townsend, Jackson and Kobbeman and Ms. Haag.

The dollar amounts reported are total compensation in the SCT for the PEO and the average for the Non-PEO NEOs for each covered year.

(2)	These dollar amounts do not reflect actual amounts of compensation paid during the covered year, but reflect adjustments for (i) the year-end fair values of unvested equity awards granted in the covered year, (ii) the year-over-year difference of year-end fair values for unvested awards granted in prior years, (iii) the fair values at vest date for awards granted and vested in the covered year, (iv) the difference between prior year-end fair values and vest date fair values for awards granted in prior years that vested at the end of or during the covered year and (v) the fair value at the end of the prior year of any awards granted in a prior year that failed to meet the applicable vesting conditions (i.e., were forfeited) during the covered year.
(3)	Reflects the cumulative TSR of the Company (“CFFN”) over the five-year period ended September 30, 2024, based on a theoretical $100 invested on the last day of fiscal year 2019 and valued as of the last trading day of fiscal years 2020, 2021, 2022, 2023 and 2024. These calculated values were obtained from S&P Global Market Intelligence.
(4)	Reflects the five-year cumulative TSR of the S&P US BMI Bank Index, calculated in the same manner and using the same source as the CFFN TSR. This is the same peer group used by the Company in the stockholder return performance graph in its Annual Report on Form 10-K for the fiscal year ended September 30, 2024.
(5)	Represents our reported net income (loss) reflected in the Company’s audited financial statements for each fiscal year indicated.
(6)	Represents our reported basic earnings (loss) per share reflected in the Company’s audited financial statements for each fiscal year indicated.

Calculation of Compensation Actually Paid (“CAP”)

To calculate the CAP for our PEO and the average CAP for our Non-PEO NEOs in the table above, the following adjustments were made to total compensation as reported in the SCT for each covered fiscal year.

	2024		2023		2022		2021		2020
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Total compensation from SCT	$1,014,121	$392,839	$862,031	$367,967	$1,284,006	$488,523	$1,187,578	$452,315	$950,448	$368,794
Adjustments for equity awards:
Grant date fair values in the SCT	---	---	---	(40,147)	---	---	---	---	---	---
Year-end fair value of unvested awards granted in covered year	---	---	---	27,308	---	---	---	---	---	---
Year-over-year difference of year-end fair values of unvested awards granted in prior years	---	---	---	---	---	(6,240)	---	8,686	---	(26,468)
Vest date fair values of awards granted and vested in covered year	---	---	---	966	---	---	---	---	---	---
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested at end of or during covered year	---	---	---	(587)	---	1,252	---	3,815	---	1,310
Forfeitures during covered year equal to prior year end fair value of awards granted in prior years	---	---	---	---	---	---	---	---	---	---
CAP (as calculated)	$1,014,121	$392,839	$862,031	$355,507	$1,284,006	$483,535	$1,187,578	$464,816	$950,448	$343,636

Company Selected Measure Name	EPS
Named Executive Officers, Footnote	(1)

Mr. Dicus served as our PEO for all fiscal years shown.

The Non-PEO NEOs for fiscal year 2024 include Messrs. Townsend and Jackson, Ms. Haag and Mr. Barry. The Non-PEO NEOs for fiscal year 2023 include Messrs. Townsend, Jackson, Robert D. Kobbeman and Willliam J. Skrobacz, Jr. The Non-PEO NEOs for fiscal years 2022, 2021 and 2020 include Messrs. Townsend, Jackson and Kobbeman and Ms. Haag.

The dollar amounts reported are total compensation in the SCT for the PEO and the average for the Non-PEO NEOs for each covered year.

Peer Group Issuers, Footnote	(4)Reflects the five-year cumulative TSR of the S&P US BMI Bank Index, calculated in the same manner and using the same source as the CFFN TSR. This is the same peer group used by the Company in the stockholder return performance graph in its Annual Report on Form 10-K for the fiscal year ended September 30, 2024.
PEO Total Compensation Amount	$ 1,014,121	$ 862,031	$ 1,284,006	$ 1,187,578	$ 950,448
PEO Actually Paid Compensation Amount	$ 1,014,121	862,031	1,284,006	1,187,578	950,448
Adjustment To PEO Compensation, Footnote

Calculation of Compensation Actually Paid (“CAP”)

To calculate the CAP for our PEO and the average CAP for our Non-PEO NEOs in the table above, the following adjustments were made to total compensation as reported in the SCT for each covered fiscal year.

	2024		2023		2022		2021		2020
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Total compensation from SCT	$1,014,121	$392,839	$862,031	$367,967	$1,284,006	$488,523	$1,187,578	$452,315	$950,448	$368,794
Adjustments for equity awards:
Grant date fair values in the SCT	---	---	---	(40,147)	---	---	---	---	---	---
Year-end fair value of unvested awards granted in covered year	---	---	---	27,308	---	---	---	---	---	---
Year-over-year difference of year-end fair values of unvested awards granted in prior years	---	---	---	---	---	(6,240)	---	8,686	---	(26,468)
Vest date fair values of awards granted and vested in covered year	---	---	---	966	---	---	---	---	---	---
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested at end of or during covered year	---	---	---	(587)	---	1,252	---	3,815	---	1,310
Forfeitures during covered year equal to prior year end fair value of awards granted in prior years	---	---	---	---	---	---	---	---	---	---
CAP (as calculated)	$1,014,121	$392,839	$862,031	$355,507	$1,284,006	$483,535	$1,187,578	$464,816	$950,448	$343,636

Non-PEO NEO Average Total Compensation Amount	$ 392,839	367,967	488,523	452,315	368,794
Non-PEO NEO Average Compensation Actually Paid Amount	$ 392,839	355,507	483,535	464,816	343,636
Adjustment to Non-PEO NEO Compensation Footnote

Calculation of Compensation Actually Paid (“CAP”)

To calculate the CAP for our PEO and the average CAP for our Non-PEO NEOs in the table above, the following adjustments were made to total compensation as reported in the SCT for each covered fiscal year.

	2024		2023		2022		2021		2020
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Total compensation from SCT	$1,014,121	$392,839	$862,031	$367,967	$1,284,006	$488,523	$1,187,578	$452,315	$950,448	$368,794
Adjustments for equity awards:
Grant date fair values in the SCT	---	---	---	(40,147)	---	---	---	---	---	---
Year-end fair value of unvested awards granted in covered year	---	---	---	27,308	---	---	---	---	---	---
Year-over-year difference of year-end fair values of unvested awards granted in prior years	---	---	---	---	---	(6,240)	---	8,686	---	(26,468)
Vest date fair values of awards granted and vested in covered year	---	---	---	966	---	---	---	---	---	---
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested at end of or during covered year	---	---	---	(587)	---	1,252	---	3,815	---	1,310
Forfeitures during covered year equal to prior year end fair value of awards granted in prior years	---	---	---	---	---	---	---	---	---	---
CAP (as calculated)	$1,014,121	$392,839	$862,031	$355,507	$1,284,006	$483,535	$1,187,578	$464,816	$950,448	$343,636

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures

As required by SEC rules, the following have been identified as the three most important financial performance measures used by our Board’s Compensation Committee to link CAP to our fiscal year 2024 NEOs to Company performance. The company-selected measure is denoted with an asterisk.

●	basic earnings per share*

●	efficiency ratio

●	return on average equity

Total Shareholder Return Amount	$ 59.46	45.68	73.08	94.25	70.83
Peer Group Total Shareholder Return Amount	146.57	99.42	102.63	133.58	73.42
Net Income (Loss)	$ 38,000,000	$ (101,700,000)	$ 84,500,000	$ 76,100,000	$ 64,500,000
Company Selected Measure Amount | $ / shares	0.29	(0.76)	0.62	0.56	0.47
PEO Name	Mr. Dicus
Measure:: 1
Pay vs Performance Disclosure
Name	basic earnings per share*
Measure:: 2
Pay vs Performance Disclosure
Name	efficiency ratio
Measure:: 3
Pay vs Performance Disclosure
Name	return on average equity
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments Forfeited During Current Year Of Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(40,147)	0	0	0
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	27,308	0	0	0
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(6,240)	8,686	(26,468)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	966	0	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(587)	1,252	3,815	1,310
Non-PEO NEO | Equity Awards Adjustments Forfeited During Current Year Of Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0